UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-3097

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

TrueShares Structured Outcome January ETF
JANZ (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the TrueShares Structured Outcome January ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.true-shares.com/janz. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome January ETF	$86	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Structured Outcome January ETF delivered a positive return of 18.11%, underperforming compared to its benchmark, S&P 500, which returned 23.31%.
The fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index.
The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2020)
TrueShares Structured Outcome January ETF NAV	18.11	10.95
S&P 500	23.31	11.86
Visit https://www.true-shares.com/janz for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
TrueShares Structured Outcome January ETF	PAGE 1	TSR-AR-53656F763

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$27,144,960
Number of Holdings	4
Net Advisory Fee	$140,613
Portfolio Turnover	0%
30-Day SEC Yield	3.21%
Visit https://www.true-shares.com/janz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(%)
Money Market Funds	49.0%
U.S. Treasury Bills	35.4%
Purchased Options	7.0%
Written Options	-2.8%
Cash & Other	11.4%

Top 10 Issuers	(%)
First American Treasury Obligations Fund	49.0%
United States Treasury Bill	35.4%
SPDR S&P 500 ETF Trust	4.2%
SPDR S&P 500 ETF	0.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/janz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome January ETF	PAGE 2	TSR-AR-53656F763

TrueShares Structured Outcome February ETF
FEBZ (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the TrueShares Structured Outcome February ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.true-shares.com/febz. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome February ETF	$86	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Structured Outcome February ETF delivered a positive return of 17.12%, underperforming compared to its benchmark, S&P 500, which returned 23.31%.
The fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index.
The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/29/2021)
TrueShares Structured Outcome February ETF NAV	17.12	11.43
S&P 500	23.31	12.44
Visit https://www.true-shares.com/febz for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
TrueShares Structured Outcome February ETF	PAGE 1	TSR-AR-53656F755

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$6,547,322
Number of Holdings	4
Net Advisory Fee	$48,501
Portfolio Turnover	0%
30-Day SEC Yield	3.31%
Visit https://www.true-shares.com/febz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(%)
U.S. Treasury Bills	85.0%
Purchased Options	14.7%
Money Market Funds	0.4%
Written Options	-0.1%
Cash & Other	0.0%

Top 10 Issuers	(%)
United States Treasury Bill	85.0%
SPDR S&P 500 ETF	14.7%
First American Treasury Obligations Fund	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/febz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome February ETF	PAGE 2	TSR-AR-53656F755

TrueShares Structured Outcome March ETF
MARZ (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the TrueShares Structured Outcome March ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.true-shares.com/marz. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome March ETF	$86	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Structured Outcome March ETF delivered a positive return of 18.00%, underperforming compared to its benchmark, S&P 500, which returned 23.31%.
The fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index.
The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/26/2021)
TrueShares Structured Outcome March ETF NAV	18.00	10.22
S&P 500	23.31	11.95
Visit https://www.true-shares.com/marz for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
TrueShares Structured Outcome March ETF	PAGE 1	TSR-AR-53656F748

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$19,782,426
Number of Holdings	4
Net Advisory Fee	$171,967
Portfolio Turnover	0%
30-Day SEC Yield	3.26%
Visit https://www.true-shares.com/marz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(%)
U.S. Treasury Bills	88.2%
Purchased Options	11.9%
Money Market Funds	0.1%
Written Options	-0.1%
Cash & Other	-0.1%

Top 10 Issuers	(%)
United States Treasury Bill	88.2%
SPDR S&P 500 ETF	11.8%
First American Treasury Obligations Fund	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/marz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome March ETF	PAGE 2	TSR-AR-53656F748

TrueShares Structured Outcome April ETF
APRZ (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the TrueShares Structured Outcome April ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.true-shares.com/aprz. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome April ETF	$86	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Structured Outcome April ETF delivered a positive return of 18.52%, underperforming compared to its benchmark, S&P 500, which returned 23.31%.
The fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index.
The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
TrueShares Structured Outcome April ETF NAV	18.52	10.56
S&P 500	23.31	11.02
Visit https://www.true-shares.com/aprz for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
TrueShares Structured Outcome April ETF	PAGE 1	TSR-AR-53656F730

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$23,645,599
Number of Holdings	4
Net Advisory Fee	$139,509
Portfolio Turnover	741%
30-Day SEC Yield	3.13%
Visit https://www.true-shares.com/aprz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(%)
U.S. Treasury Bills	90.5%
Purchased Options	9.7%
Money Market Funds	0.1%
Written Options	-0.3%
Cash & Other	0.0%

Top 10 Issuers	(%)
United States Treasury Bill	90.5%
SPDR S&P 500 ETF Trust	9.4%
First American Treasury Obligations Fund	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/aprz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome April ETF	PAGE 2	TSR-AR-53656F730

TrueShares Structured Outcome May ETF
MAYZ (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the TrueShares Structured Outcome May ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.true-shares.com/mayz. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome May ETF	$86	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Structured Outcome May ETF delivered a positive return of 17.76%, underperforming compared to its benchmark, S&P 500, which returned 23.31%.
The fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index.
The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/30/2021)
TrueShares Structured Outcome May ETF NAV	17.76	7.29
S&P 500	23.31	9.74
Visit https://www.true-shares.com/mayz for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
TrueShares Structured Outcome May ETF	PAGE 1	TSR-AR-53656F797

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$9,643,244
Number of Holdings	4
Net Advisory Fee	$41,855
Portfolio Turnover	0%
30-Day SEC Yield	2.93%
Visit https://www.true-shares.com/mayz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(%)
U.S. Treasury Bills	87.4%
Purchased Options	12.8%
Money Market Funds	0.2%
Written Options	-0.4%
Cash & Other	0.0%

Top 10 Issuers	(%)
United States Treasury Bill	87.4%
SPDR S&P 500 ETF Trust	12.4%
First American Treasury Obligations Fund	0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/mayz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome May ETF	PAGE 2	TSR-AR-53656F797

TrueShares Structured Outcome June ETF
JUNZ (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the TrueShares Structured Outcome June ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.true-shares.com/junz. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome June ETF	$86	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Structured Outcome June ETF delivered a positive return of 17.60%, underperforming compared to its benchmark, S&P 500, which returned 23.31%.
The fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index.
The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/28/2021)
TrueShares Structured Outcome June ETF NAV	17.60	8.04
S&P 500	23.31	9.79
Visit https://www.true-shares.com/junz for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
TrueShares Structured Outcome June ETF	PAGE 1	TSR-AR-53656F771

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$4,604,394
Number of Holdings	4
Net Advisory Fee	$33,693
Portfolio Turnover	0%
30-Day SEC Yield	3.15%
Visit https://www.true-shares.com/junz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(%)
U.S. Treasury Bills	89.9%
Purchased Options	10.6%
Money Market Funds	0.2%
Written Options	-0.7%
Cash & Other	0.0%

Top 10 Issuers	(%)
United States Treasury Bill	89.9%
SPDR S&P 500 ETF Trust	9.9%
First American Treasury Obligations Fund	0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/junz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome June ETF	PAGE 2	TSR-AR-53656F771

TrueShares Structured Outcome July ETF
JULZ (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the TrueShares Structured Outcome July ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.true-shares.com/julz. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome July ETF	$86	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Structured Outcome July ETF delivered a positive return of 18.85% compared, underperforming to its benchmark, S&P 500, which returned 23.31%.
The fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index.
The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2020)
TrueShares Structured Outcome July ETF NAV	18.85	13.72
S&P 500	23.31	15.28
Visit https://www.true-shares.com/julz for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
TrueShares Structured Outcome July ETF	PAGE 1	TSR-AR-53656F664

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$33,345,962
Number of Holdings	4
Net Advisory Fee	$225,564
Portfolio Turnover	0%
30-Day SEC Yield	3.21%
Visit https://www.true-shares.com/julz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(%)
U.S. Treasury Bills	91.4%
Purchased Options	9.5%
Money Market Funds	0.2%
Written Options	-1.0%
Cash & Other	-0.1%

Top 10 Issuers	(%)
United States Treasury Bill	91.4%
SPDR S&P 500 ETF Trust	8.5%
First American Treasury Obligations Fund	0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/julz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome July ETF	PAGE 2	TSR-AR-53656F664

TrueShares Structured Outcome August ETF
AUGZ (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the TrueShares Structured Outcome August ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.true-shares.com/augz. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome August ETF	$86	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Structured Outcome August ETF delivered a positive return of 18.35%, underperforming compared to its benchmark, S&P 500, which returned 23.31%.
The fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index.
The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/31/2020)
TrueShares Structured Outcome August ETF NAV	18.35	12.36
S&P 500	23.31	14.20
Visit https://www.true-shares.com/augz for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
TrueShares Structured Outcome August ETF	PAGE 1	TSR-AR-53656F722

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$16,074,476
Number of Holdings	4
Net Advisory Fee	$135,677
Portfolio Turnover	0%
30-Day SEC Yield	3.18%
Visit https://www.true-shares.com/augz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(%)
U.S. Treasury Bills	92.0%
Purchased Options	9.0%
Money Market Funds	0.3%
Written Options	-1.3%
Cash & Other	0.0%

Top 10 Issuers	(%)
United States Treasury Bill	92.0%
SPDR S&P 500 ETF Trust	7.7%
First American Treasury Obligations Fund	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/augz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome August ETF	PAGE 2	TSR-AR-53656F722

TrueShares Structured Outcome September ETF
SEPZ (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the TrueShares Structured Outcome September ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.true-shares.com/sepz. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome September ETF	$86	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Structured Outcome September ETF delivered a positive return of 18.43%, underperforming compared to its benchmark, S&P 500, which returned 23.31%.
The fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index.
The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/31/2020)
TrueShares Structured Outcome September ETF NAV	18.43	12.30
S&P 500	23.31	12.72
Visit https://www.true-shares.com/sepz for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
TrueShares Structured Outcome September ETF	PAGE 1	TSR-AR-53656F714

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$19,319,543
Number of Holdings	4
Net Advisory Fee	$153,080
Portfolio Turnover	0%
30-Day SEC Yield	3.25%
Visit https://www.true-shares.com/sepz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(%)
U.S. Treasury Bills	93.6%
Purchased Options	8.0%
Money Market Funds	0.1%
Written Options	-1.7%
Cash & Other	0.0%

Top 10 Issuers	(%)
United States Treasury Bill	93.5%
SPDR S&P 500 ETF Trust	6.4%
First American Treasury Obligations Fund	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/sepz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome September ETF	PAGE 2	TSR-AR-53656F714

TrueShares Structured Outcome October ETF
OCTZ (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the TrueShares Structured Outcome October ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.true-shares.com/octz. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome October ETF	$87	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Structured Outcome October ETF delivered a positive return of 18.99%, underperforming compared to its benchmark, S&P 500, which returned 23.31%.
The fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index.
The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2020)
TrueShares Structured Outcome October ETF NAV	18.99	12.55
S&P 500	23.31	14.05
Visit https://www.true-shares.com/octz for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
TrueShares Structured Outcome October ETF	PAGE 1	TSR-AR-53656F698

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$15,312,959
Number of Holdings	3
Net Advisory Fee	$48,246
Portfolio Turnover	0%
30-Day SEC Yield	2.93%
Visit https://www.true-shares.com/octz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(%)
U.S. Treasury Bills	94.9%
Purchased Options	7.1%
Written Options	-2.1%
Cash & Other	0.1%

Top 10 Issuers	(%)
United States Treasury Bill	94.9%
SPDR S&P 500 ETF Trust	5.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/octz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome October ETF	PAGE 2	TSR-AR-53656F698

TrueShares Structured Outcome November ETF
NOVZ (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the TrueShares Structured Outcome November ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.true-shares.com/novz. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome November ETF	$87	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Structured Outcome November ETF delivered a positive return of 19.19%, underperforming compared to its benchmark, S&P 500, which returned 23.31%.
The fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index.
The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/30/2020)
TrueShares Structured Outcome November ETF NAV	19.19	13.69
S&P 500	23.31	15.12
Visit https://www.true-shares.com/novz for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
TrueShares Structured Outcome November ETF	PAGE 1	TSR-AR-53656F680

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$22,545,543
Number of Holdings	4
Net Advisory Fee	$152,098
Portfolio Turnover	0%
30-Day SEC Yield	3.24%
Visit https://www.true-shares.com/novz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(%)
U.S. Treasury Bills	93.9%
Purchased Options	8.1%
Money Market Funds	1.9%
Written Options	-2.1%
Cash & Other	-1.8%

Top 10 Issuers	(%)
United States Treasury Bill	93.9%
SPDR S&P 500 ETF Trust	6.0%
First American Treasury Obligations Fund	1.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/novz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome November ETF	PAGE 2	TSR-AR-53656F680

TrueShares Structured Outcome December ETF
DECZ (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the TrueShares Structured Outcome December ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.true-shares.com/decz. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome December ETF	$87	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Structured Outcome December ETF delivered a positive return of 19.00%, underperforming compared to its benchmark, S&P 500, which returned 23.31%.
The fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index.
The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/30/2020)
TrueShares Structured Outcome December ETF NAV	19.00	11.60
S&P 500	23.31	12.60
Visit https://www.true-shares.com/decz for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
TrueShares Structured Outcome December ETF	PAGE 1	TSR-AR-53656F672

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$74,385,224
Number of Holdings	4
Net Advisory Fee	$421,042
Portfolio Turnover	0%
30-Day SEC Yield	3.32%
Visit https://www.true-shares.com/decz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(%)
U.S. Treasury Bills	96.8%
Purchased Options	5.2%
Money Market Funds	0.7%
Written Options	-3.1%
Cash & Other	0.4%

Top 10 Issuers	(%)
United States Treasury Bill	96.8%
SPDR S&P 500 ETF Trust	2.1%
First American Treasury Obligations Fund	0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/decz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome December ETF	PAGE 2	TSR-AR-53656F672

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2024	FYE 12/31/2023
(a) Audit Fees	$94,200	$84,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$39,000	$36,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

TrueShares Structured Outcome ETFs
TrueShares Structured Outcome (January) ETF (JANZ)
TrueShares Structured Outcome (February) ETF (FEBZ)
TrueShares Structured Outcome (March) ETF (MARZ)
TrueShares Structured Outcome (April) ETF (APRZ)
TrueShares Structured Outcome (May) ETF (MAYZ)
TrueShares Structured Outcome (June) ETF (JUNZ)
TrueShares Structured Outcome (July) ETF (JULZ)
TrueShares Structured Outcome (August) ETF (AUGZ)
TrueShares Structured Outcome (September) ETF (SEPZ)
TrueShares Structured Outcome (October) ETF (OCTZ)
TrueShares Structured Outcome (November) ETF (NOVZ)
TrueShares Structured Outcome (December) ETF (DECZ)
Core Financial Statements and Other Information
December 31, 2024

TrueShares Structured Outcome (January) ETF
Schedule of Investments
December 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 7.0%
Call Options - 7.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.08(a)(b)(g)	$22,388,256	382	$1,906,944
TOTAL PURCHASED OPTIONS (Cost $1,907,723)			1,906,944
		Shares
SHORT-TERM INVESTMENTS - 84.4%
Money Market Funds - 49.0%
First American Treasury Obligations Fund - Class X, 4.40%(c)(d)		13,289,501	13,289,501
		Par
U.S. Treasury Bills - 35.4%
4.12%, 12/26/2025(e)(f)		$10,000,000	9,605,330
TOTAL SHORT-TERM INVESTMENTS (Cost $22,887,820)			22,894,831
TOTAL INVESTMENTS - 91.4% (Cost $24,795,543)			$24,801,775
Other Assets in Excess of Liabilities - 8.6%			2,343,185
TOTAL NET ASSETS - 100.0%			$27,144,960

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(e)	The rate shown is the annualized effective yield as of December 31, 2024.
(f)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of December 31, 2024 is $9,605,000 which represented 35.4% of net assets.
(g)	Held in connection with a written option, see Schedule of Written Options for more detail.
The accompanying notes are an integral part of these financial statements.

1

TrueShares Structured Outcome (January) ETF
Schedule of Written Options
December 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.8)%
Put Options - (2.8)%(a)(b)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $527.47	$30,183,120	515	$(769,925)
Total Put Options			(769,925)
TOTAL WRITTEN OPTIONS (Premiums received $768,853)			$(769,925)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,906,944	$ —	$1,906,944
Money Market Funds	13,289,501	—	—	13,289,501
U.S. Treasury Bills	—	9,605,330	—	9,605,330
Total Investments	$13,289,501	$11,512,274	$—	$24,801,775
Liabilities:
Investments:
Written Options	$—	$(769,925)	$—	$(769,925)
Total Investments	$—	$(769,925)	$—	$(769,925)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

2

TrueShares Structured Outcome (February) ETF
Schedule of Investments
December 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 14.7%
Call Options - 14.7%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $482.88(a)(b)(f)	$5,333,328	91	$964,524
TOTAL PURCHASED OPTIONS (Cost $395,769)			964,524
		Shares
SHORT-TERM INVESTMENTS - 85.4%
Money Market Funds - 0.4%
First American Treasury Obligations Fund - Class X, 4.40%(c)		24,502	24,502
		Par
U.S. Treasury Bills - 85.0%
4.83%, 01/23/2025(d)(e)		$5,579,000	5,565,211
TOTAL SHORT-TERM INVESTMENTS (Cost $5,587,794)			5,589,713
TOTAL INVESTMENTS - 100.1% (Cost $5,983,563)			$6,554,237
Liabilities in Excess of Other Assets - (0.1)%			(6,915)
TOTAL NET ASSETS - 100.0%			$6,547,322

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	The rate shown is the annualized effective yield as of December 31, 2024.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of December 31, 2024 is $5,150,196 which represented 78.7% of net assets.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.
The accompanying notes are an integral part of these financial statements.

3

TrueShares Structured Outcome (February) ETF
Schedule of Written Options
December 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $434.59(a)(b)	$(7,912,080)	(135)	$(3,361)
TOTAL WRITTEN OPTIONS (Premiums received $144,114)			$(3,361)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$964,524	$ —	$964,524
Money Market Funds	24,502	—	—	24,502
U.S. Treasury Bills	—	5,565,211	—	5,565,211
Total Investments	$24,502	$6,529,735	$—	$6,554,237
Liabilities:
Investments:
Written Options	$—	$(3,361)	$—	$(3,361)
Total Investments	$—	$(3,361)	$—	$(3,361)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

4

TrueShares Structured Outcome (March) ETF
Schedule of Investments
December 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 11.9%
Call Options - 11.9%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $508.08(a)(b)(f)	$16,468,848	281	$2,360,510
TOTAL PURCHASED OPTIONS (Cost $1,166,292)			2,360,510
		Shares
SHORT-TERM INVESTMENTS - 88.3%
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.40%(c)		22,002	22,002
		Par
U.S. Treasury Bills - 88.2%
5.00%, 02/20/2025(d)(e)		$17,540,000	17,440,559
TOTAL SHORT-TERM INVESTMENTS (Cost $17,445,829)			17,462,561
TOTAL INVESTMENTS - 100.2% (Cost $18,612,121)			$19,823,071
Liabilities in Excess of Other Assets - (0.2)%			(40,645)
TOTAL NET ASSETS - 100.0%			$19,782,426

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	The rate shown is the annualized effective yield as of December 31, 2024.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of December 31, 2024 is $16,087,103 which represented 81.3% of net assets.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.
The accompanying notes are an integral part of these financial statements.

5

TrueShares Structured Outcome (March) ETF
Schedule of Written Options
December 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $457.27(a)(b)	$(23,736,240)	(405)	$(28,431)
TOTAL WRITTEN OPTIONS (Premiums received $465,237)			$(28,431)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$2,360,510	$ —	$2,360,510
Money Market Funds	22,002	—	—	22,002
U.S. Treasury Bills	—	17,440,559	—	17,440,559
Total Investments	$22,002	$19,801,069	$—	$19,823,071
Liabilities:
Investments:
Written Options	$—	$(28,431)	$—	$(28,431)
Total Investments	$—	$(28,431)	$—	$(28,431)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

6

TrueShares Structured Outcome (April) ETF
Schedule of Investments
December 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 9.7%
Call Options - 9.7%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2025; Exercise Price: $523.07(a)(b)(f)	$18,754,560	320	$2,299,501
TOTAL PURCHASED OPTIONS (Cost $1,326,953)			2,299,501
		Shares
SHORT-TERM INVESTMENTS - 90.6%
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.40%(c)		18,407	18,407
		Par
U.S. Treasury Bills - 90.5%
4.71%, 03/20/2025(d)(e)		$21,601,000	21,408,279
TOTAL SHORT-TERM INVESTMENTS (Cost $21,406,112)			21,426,686
TOTAL INVESTMENTS - 100.3% (Cost $22,733,065)			$23,726,187
Liabilities in Excess of Other Assets - (0.3)%			(80,588)
TOTAL NET ASSETS - 100.0%			$23,645,599

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	The rate shown is the annualized effective yield as of December 31, 2024.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of December 31, 2024 is $5,759,108 which represented 24.4% of net assets.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.
The accompanying notes are an integral part of these financial statements.

7

TrueShares Structured Outcome (April) ETF
Schedule of Written Options
December 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.3)%
Put Options - (0.3)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2025; Exercise Price: $470.76(a)(b)	$(27,662,976)	(472)	$(70,219)
TOTAL WRITTEN OPTIONS (Premiums received $720,925)			$(70,219)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$2,299,501	$ —	$2,299,501
Money Market Funds	18,407	—	—	18,407
U.S. Treasury Bills	—	21,408,279	—	21,408,279
Total Investments	$18,407	$23,707,780	$—	$23,726,187
Liabilities:
Investments:
Written Options	$—	$(70,219)	$—	$(70,219)
Total Investments	$—	$(70,219)	$—	$(70,219)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

8

TrueShares Structured Outcome (May) ETF
Schedule of Investments
December 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 12.8%
Call Options - 12.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2025; Exercise Price: $501.98(a)(b)(f)	$7,619,040	130	$1,233,761
TOTAL PURCHASED OPTIONS (Cost $977,636)			1,233,761
		Shares
SHORT-TERM INVESTMENTS - 87.6%
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.40%(c)		15,420	15,420
		Par
U.S. Treasury Bills - 87.4%
4.75%, 04/17/2025(d)(e)		$8,536,000	8,432,767
TOTAL SHORT-TERM INVESTMENTS (Cost $8,436,302)			8,448,187
TOTAL INVESTMENTS - 100.4% (Cost $9,413,938)			$9,681,948
Liabilities in Excess of Other Assets - (0.4)%			(38,704)
TOTAL NET ASSETS - 100.0%			$9,643,244

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	The rate shown is the annualized effective yield as of December 31, 2024.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of December 31, 2024 is $3,457,545 which represented 35.9% of net assets.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.
The accompanying notes are an integral part of these financial statements.

9

TrueShares Structured Outcome (May) ETF
Schedule of Written Options
December 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.4)%
Put Options - (0.4)%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2025; Exercise Price: $451.78(a)(b)	$(11,311,344)	(193)	$(35,255)
TOTAL WRITTEN OPTIONS (Premiums received $129,215)			$(35,255)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,233,761	$ —	$1,233,761
Money Market Funds	15,420	—	—	15,420
U.S. Treasury Bills	—	8,432,767	—	8,432,767
Total Investments	$15,420	$9,666,528	$—	$9,681,948
Liabilities:
Investments:
Written Options	$—	$(35,255)	$—	$(35,255)
Total Investments	$—	$(35,255)	$—	$(35,255)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

10

TrueShares Structured Outcome (June) ETF
Schedule of Investments
December 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 10.6%
Call Options - 10.6%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $527.37(a)(b)(f)	$3,809,520	65	$490,339
TOTAL PURCHASED OPTIONS (Cost $303,208)			490,339
		Shares
SHORT-TERM INVESTMENTS - 90.1%
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.40%(c)		9,385	9,385
		Par
U.S. Treasury Bills - 89.9%
5.07%, 05/15/2025(d)(e)		$4,201,000	4,136,980
TOTAL SHORT-TERM INVESTMENTS (Cost $4,134,798)			4,146,365
TOTAL INVESTMENTS - 100.7% (Cost $4,438,006)			$4,636,704
Liabilities in Excess of Other Assets - (0.7)%			(32,310)
TOTAL NET ASSETS - 100.0%			$4,604,394

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	The rate shown is the annualized effective yield as of December 31, 2024.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of December 31, 2024 is $2,363,304 which represented 51.3% of net assets.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.
The accompanying notes are an integral part of these financial statements.

11

TrueShares Structured Outcome (June) ETF
Schedule of Written Options
December 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.7)%
Put Options - (0.7)%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $474.63(a)(b)	$(5,450,544)	(93)	$(30,656)
TOTAL WRITTEN OPTIONS (Premiums received $91,751)			$(30,656)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$490,339	$ —	$490,339
Money Market Funds	9,385	—	—	9,385
U.S. Treasury Bills	—	4,136,980	—	4,136,980
Total Investments	$9,385	$4,627,319	$—	$4,636,704
Liabilities:
Investments:
Written Options	$—	$(30,656)	$—	$(30,656)
Total Investments	$—	$(30,656)	$—	$(30,656)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

12

TrueShares Structured Outcome (July) ETF
Schedule of Investments
December 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 9.5%
Call Options - 9.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.22(a)(b)(f)	$29,304,000	500	$3,154,400
TOTAL PURCHASED OPTIONS (Cost $2,180,488)			3,154,400
		Shares
SHORT-TERM INVESTMENTS - 91.6%
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.40%(c)		78,286	78,286
		Par
U.S. Treasury Bills - 91.4%
5.07%, 06/12/2025(d)(e)		$31,040,000	30,466,197
TOTAL SHORT-TERM INVESTMENTS (Cost $30,443,871)			30,544,483
TOTAL INVESTMENTS - 101.1% (Cost $32,624,359)			$33,698,883
Liabilities in Excess of Other Assets - (1.1)%			(352,921)
TOTAL NET ASSETS - 100.0%			$33,345,962

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	The rate shown is the annualized effective yield as of December 31, 2024.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of December 31, 2024 is $17,176,075 which represented 51.5% of net assets.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.
The accompanying notes are an integral part of these financial statements.

13

TrueShares Structured Outcome (July) ETF
Schedule of Written Options
December 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.0)%
Put Options - (1.0)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $489.80(a)(b)	$(38,739,888)	(661)	$(335,762)
TOTAL WRITTEN OPTIONS (Premiums received $816,890)			$(335,762)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$3,154,400	$ —	$3,154,400
Money Market Funds	78,286	—	—	78,286
U.S. Treasury Bills	—	30,466,197	—	30,466,197
Total Investments	$78,286	$33,620,597	$—	$33,698,883
Liabilities:
Investments:
Written Options	$—	$(335,762)	$—	$(335,762)
Total Investments	$—	$(335,762)	$—	$(335,762)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

14

TrueShares Structured Outcome (August) ETF
Schedule of Investments
December 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 9.0%
Call Options - 9.0%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $550.81(a)(b)(f)	$13,890,096	237	$1,453,708
TOTAL PURCHASED OPTIONS (Cost $1,001,035)			1,453,708
		Shares
SHORT-TERM INVESTMENTS - 92.3%
Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 4.40%(c)		43,140	43,140
		Par
U.S. Treasury Bills - 92.0%
4.78%, 07/10/2025(d)(e)		$15,115,000	14,790,708
TOTAL SHORT-TERM INVESTMENTS (Cost $14,793,932)			14,833,848
TOTAL INVESTMENTS - 101.3% (Cost $15,794,967)			$16,287,556
Liabilities in Excess of Other Assets - (1.3)%			(213,080)
TOTAL NET ASSETS - 100.0%			$16,074,476

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	The rate shown is the annualized effective yield as of December 31, 2024.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of December 31, 2024 is $14,481,356 which represented 90.1% of net assets.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.
The accompanying notes are an integral part of these financial statements.

15

TrueShares Structured Outcome (August) ETF
Schedule of Written Options
December 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.3)%
Put Options - (1.3)%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $495.73(a)(b)	$(18,813,168)	(321)	$(207,857)
TOTAL WRITTEN OPTIONS (Premiums received $454,492)			$(207,857)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,453,708	$ —	$1,453,708
Money Market Funds	43,140	—	—	43,140
U.S. Treasury Bills	—	14,790,708	—	14,790,708
Total Investments	$43,140	$16,244,416	$—	$16,287,556
Liabilities:
Investments:
Written Options	$—	$(207,857)	$—	$(207,857)
Total Investments	$—	$(207,857)	$—	$(207,857)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

16

TrueShares Structured Outcome (September) ETF
Schedule of Investments
December 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 8.0%
Call Options - 8.0%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $563.68(a)(b)(f)	$16,644,672	284	$1,556,326
TOTAL PURCHASED OPTIONS (Cost $1,146,286)			1,556,326
		Shares
SHORT-TERM INVESTMENTS - 93.7%
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.40%(c)		26,170	26,170
		Par
U.S. Treasury Bills - 93.6%
4.29%, 08/07/2025(d)(e)		$18,525,000	18,069,222
TOTAL SHORT-TERM INVESTMENTS (Cost $18,089,028)			18,095,392
TOTAL INVESTMENTS - 101.7% (Cost $19,235,314)			$19,651,718
Liabilities in Excess of Other Assets - (1.7)%			(332,175)
TOTAL NET ASSETS - 100.0%			$19,319,543

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	The rate shown is the annualized effective yield as of December 31, 2024.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of December 31, 2024 is $10,046,105 which represented 52.0% of net assets.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.
The accompanying notes are an integral part of these financial statements.

17

TrueShares Structured Outcome (September) ETF
Schedule of Written Options
December 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.7)%
Put Options - (1.7)%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $507.31(a)(b)	$(22,388,256)	(382)	$(320,422)
TOTAL WRITTEN OPTIONS (Premiums received $611,009)			$(320,422)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,556,326	$ —	$1,556,326
Money Market Funds	26,170	—	—	26,170
U.S. Treasury Bills	—	18,069,222	—	18,069,222
Total Investments	$26,170	$19,625,548	$—	$19,651,718
Liabilities:
Investments:
Written Options	$—	$(320,422)	$—	$(320,422)
Total Investments	$—	$(320,422)	$—	$(320,422)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

18

TrueShares Structured Outcome (October) ETF
Schedule of Investments
December 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 7.1%
Call Options - 7.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.76(a)(b)(e)	$12,893,760	220	$1,087,491
TOTAL PURCHASED OPTIONS (Cost $1,106,681)			1,087,491
		Par
SHORT-TERM INVESTMENTS - 94.9%
U.S. Treasury Bills - 94.9%
4.17%, 09/04/2025(c)(d)		$14,941,000	14,528,934
TOTAL SHORT-TERM INVESTMENTS (Cost $14,528,031)			14,528,934
TOTAL INVESTMENTS - 102.0% (Cost $15,634,712)			$15,616,425
Liabilities in Excess of Other Assets - (2.0)%			(303,466)
TOTAL NET ASSETS - 100.0%			$15,312,959

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown is the annualized effective yield as of December 31, 2024.
(d)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of December 31, 2024 is $3,767,856 which represented 24.6% of net assets.
(e)	Held in connection with a written option, see Schedule of Written Options for more detail.
The accompanying notes are an integral part of these financial statements.

19

TrueShares Structured Outcome (October) ETF
Schedule of Written Options
December 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.1)%
Put Options - (2.1)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $516.38(a)(b)	$(17,289,360)	(295)	$(314,087)
TOTAL WRITTEN OPTIONS (Premiums received $425,515)			$(314,087)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$ —	$1,087,491	$ —	$1,087,491
U.S. Treasury Bills	—	14,528,934	—	14,528,934
Total Investments	$—	$15,616,425	$—	$15,616,425
Liabilities:
Investments:
Written Options	$—	$(314,087)	$—	$(314,087)
Total Investments	$—	$(314,087)	$—	$(314,087)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

20

TrueShares Structured Outcome (November) ETF
Schedule of Investments
December 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 8.1%
Call Options - 8.1%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $568.64(a)(b)(f)	$18,930,384	323	$1,832,505
TOTAL PURCHASED OPTIONS (Cost $1,616,990)			1,832,505
		Shares
SHORT-TERM INVESTMENTS - 95.8%
Money Market Funds - 1.9%
First American Treasury Obligations Fund - Class X, 4.40%(c)		421,907	421,907
		Par
U.S. Treasury Bills - 93.9%
4.11%, 10/02/2025(d)(e)		$21,845,000	21,180,223
TOTAL SHORT-TERM INVESTMENTS (Cost $21,608,998)			21,602,130
TOTAL INVESTMENTS - 103.9% (Cost $23,225,988)			$23,434,635
Liabilities in Excess of Other Assets - (3.9)%			(889,092)
TOTAL NET ASSETS - 100.0%			$22,545,543

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	The rate shown is the annualized effective yield as of December 31, 2024.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of December 31, 2024 is $8,240,240 which represented 36.5% of net assets.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.
The accompanying notes are an integral part of these financial statements.

21

TrueShares Structured Outcome (November) ETF
Schedule of Written Options
December 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.1)%
Put Options - (2.1)%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $511.78(a)(b)	$(25,904,736)	(442)	$(482,478)
TOTAL WRITTEN OPTIONS (Premiums received $707,419)			$(482,478)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,832,505	$ —	$1,832,505
Money Market Funds	421,907	—	—	421,907
U.S. Treasury Bills	—	21,180,223	—	21,180,223
Total Investments	$421,907	$23,012,728	$—	$23,434,635
Liabilities:
Investments:
Written Options	$—	$(482,478)	$—	$(482,478)
Total Investments	$—	$(482,478)	$—	$(482,478)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

22

TrueShares Structured Outcome (December) ETF
Schedule of Investments
December 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 5.2%
Call Options - 5.2%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $602.55(a)(b)(f)	$61,479,792	1,049	$3,853,218
TOTAL PURCHASED OPTIONS (Cost $5,161,230)			3,853,218
		Shares
SHORT-TERM INVESTMENTS - 97.5%
Money Market Funds - 0.7%
First American Treasury Obligations Fund - Class X, 4.40%(c)		486,114	486,114
		Par
U.S. Treasury Bills - 96.8%
4.24%, 11/28/2025(d)(e)		74,798,000	72,084,238
TOTAL SHORT-TERM INVESTMENTS (Cost $72,485,091)			72,570,352
TOTAL INVESTMENTS - 102.7% (Cost $77,646,321)			$76,423,570
Liabilities in Excess of Other Assets - (2.7)%			(2,038,346)
TOTAL NET ASSETS - 100.0%			$74,385,224

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	The rate shown is the annualized effective yield as of December 31, 2024.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of December 31, 2024 is $24,091,500 which represented 32.4% of net assets.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.
The accompanying notes are an integral part of these financial statements.

23

TrueShares Structured Outcome (December) ETF
Schedule of Written Options
December 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.1)%
Put Options - (3.1)%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $542.30(a)(b)	$(83,926,656)	(1,432)	$(2,324,351)
TOTAL WRITTEN OPTIONS (Premiums received $1,956,595)			$(2,324,351)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$3,853,218	$ —	$3,853,218
Money Market Funds	486,114	—	—	486,114
U.S. Treasury Bills	—	72,084,238	—	72,084,238
Total Investments	$486,114	$75,937,456	$—	$76,423,570
Liabilities:
Investments:
Written Options	$—	$(2,324,351)	$—	$(2,324,351)
Total Investments	$—	$(2,324,351)	$—	$(2,324,351)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

24

TRUESHARES STRUCTURED OUTCOME ETFs
Statements of Assets and Liabilities
December 31, 2024

	TrueShares Structured Outcome (January) ETF	TrueShares Structured Outcome (February) ETF	TrueShares Structured Outcome (March) ETF	TrueShares Structured Outcome (April) ETF	TrueShares Structured Outcome (May) ETF
ASSETS:
Investments, at value	$24,801,775	$6,554,237	$19,823,071	$23,726,187	$9,681,948
Receivable for investments sold	5,032,595	—	—	—	—
Interest receivable	6,310	231	741	586	1,032
Deposit at broker for option contracts	1,104	835	1,091	5,550	1,896
Total assets	29,841,784	6,555,303	19,824,903	23,732,323	9,684,876
LIABILITIES:
Written option contracts, at value	769,925	3,361	28,431	70,219	35,255
Payable for investments purchased	1,907,723	—	—	—	—
Payable to adviser	19,176	4,620	14,046	16,505	6,377
Total liabilities	2,696,824	7,981	42,477	86,724	41,632
NET ASSETS	$ 27,144,960	$6,547,322	$19,782,426	$23,645,599	$9,643,244
Net Assets Consists of:
Paid-in capital	$27,914,994	$5,835,165	$18,151,157	$22,000,267	$9,605,926
Total accumulated earnings (losses)	(770,034)	712,157	1,631,269	1,645,332	37,318
Total net assets	$ 27,144,960	$6,547,322	$19,782,426	$23,645,599	$9,643,244
Net assets	$27,144,960	$6,547,322	$19,782,426	$23,645,599	$9,643,244
Shares issued and outstanding(a)	790,000	190,000	630,000	690,000	320,000
Net asset value per share	$34.36	$34.46	$31.40	$34.27	$30.14
COST:
Investments, at cost	$24,795,543	$5,983,563	$18,612,121	$22,733,065	$9,413,938
Proceeds:
Written options premium	$768,853	$144,114	$465,237	$720,925	$129,215

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

25

TRUESHARES STRUCTURED OUTCOME ETFs
Statements of Assets and Liabilities
December 31, 2024(Continued)

	TrueShares Structured Outcome (June) ETF	TrueShares Structured Outcome (July) ETF	TrueShares Structured Outcome (August) ETF	TrueShares Structured Outcome (September) ETF	TrueShares Structured Outcome (October) ETF
ASSETS:
Investments, at value	$4,636,704	$33,698,883	$16,287,556	$19,651,718	$15,616,425
Deposit at broker for option contracts	1,418	5,424	5,557	1,238	2,436
Interest receivable	178	1,236	584	608	4,816
Cash	—	—	—	—	9,025
Total assets	4,638,300	33,705,543	16,293,697	19,653,564	15,632,702
LIABILITIES:
Written option contracts, at value	30,656	335,762	207,857	320,422	314,087
Payable to adviser	3,250	23,819	11,364	13,599	5,656
Total liabilities	33,906	359,581	219,221	334,021	319,743
NET ASSETS	$ 4,604,394	$33,345,962	$16,074,476	$19,319,543	$15,312,959
Net Assets Consists of:
Paid-in capital	$4,344,079	$31,910,870	$15,481,216	$18,849,976	$15,238,918
Total accumulated earnings	260,315	1,435,092	593,260	469,567	74,041
Total net assets	$ 4,604,394	$33,345,962	$16,074,476	$19,319,543	$15,312,959
Net assets	$4,604,394	$33,345,962	$16,074,476	$19,319,543	$15,312,959
Shares issued and outstanding(a)	155,000	800,000	415,000	505,000	390,000
Net asset value per share	$29.71	$41.68	$38.73	$38.26	$39.26
Cost:
Investments, at cost	$4,438,006	$32,624,359	$15,794,967	$19,235,314	$15,634,712
PROCEEDS:
Written options premium	$91,751	$816,890	$454,492	$611,009	$425,515

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

26

TRUESHARES STRUCTURED OUTCOME ETFs
Statements of Assets and Liabilities
December 31, 2024(Continued)

	TrueShares Structured Outcome (November) ETF	TrueShares Structured Outcome (December) ETF
ASSETS:
Investments, at value	$23,434,635	$76,423,570
Interest receivable	645	26,080
Receivable for investments sold	—	23,407
Receivable for fund shares sold	—	740,144
Receivable for transaction fee	—	148
Total assets	23,435,280	77,213,349
LIABILITIES:
Written option contracts, at value	482,478	2,324,351
Payable for investments purchased	379,158	449,215
Payable to adviser	15,484	49,878
Due to broker	12,617	4,681
Total liabilities	889,737	2,828,125
NET ASSETS	$ 22,545,543	$74,385,224
Net Assets Consists of:
Paid-in capital	$23,529,930	$75,889,887
Total accumulated (losses)	(984,387)	(1,504,663)
Total net assets	$ 22,545,543	$74,385,224
Net assets	$22,545,543	$74,385,224
Shares issued and outstanding(a)	560,000	2,010,000
Net asset value per share	$40.26	$37.01
Cost:
Investments, at cost	$23,225,988	$77,646,321
PROCEEDS:
Written options premium	$707,419	$1,956,595

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

27

TRUESHARES STRUCTURED OUTCOME ETFs
Statements of Operations
For the Year Ended December 31, 2024

	TrueShares Structured Outcome (January) ETF	TrueShares Structured Outcome (February) ETF	TrueShares Structured Outcome (March) ETF	TrueShares Structured Outcome (April) ETF	TrueShares Structured Outcome (May) ETF
INVESTMENT INCOME:
Interest income	$778,515	$262,038	$990,143	$797,972	$230,728
Total investment income	778,515	262,038	990,143	797,972	230,728
EXPENSES:
Investment advisory fee	140,613	48,501	171,967	139,509	41,855
Interest expense	773	—	178	64	—
Other expenses and fees	24	24	60	36	36
Total expenses	141,410	48,525	172,205	139,609	41,891
Net INVESTMENT INCOME	637,105	213,513	817,938	658,363	188,837
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	2,092,606	191,940	1,323,433	1,052,898	353,556
Written option contracts expired or closed	511,641	116,602	248,158	447,031	152,091
Net realized gain	2,604,247	308,542	1,571,591	1,499,929	505,647
Net change in unrealized appreciation/ (depreciation) on:
Investments	6,345	412,634	987,968	706,309	48,487
Written option contracts	(908)	24,293	310,851	481,879	(47,482)
Net change in unrealized appreciation	5,437	436,927	1,298,819	1,188,188	1,005
Net realized and unrealized gain	2,609,684	745,469	2,870,410	2,688,117	506,652
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,246,789	$958,982	$3,688,348	$3,346,480	$695,489

The accompanying notes are an integral part of these financial statements.

28

TRUESHARES STRUCTURED OUTCOME ETFs
Statements of Operations
For the Year Ended December 31, 2024(Continued)

	TrueShares Structured Outcome (June) ETF	TrueShares Structured Outcome (July) ETF	TrueShares Structured Outcome (August) ETF	TrueShares Structured Outcome (September) ETF	TrueShares Structured Outcome (October) ETF
INVESTMENT INCOME:
Interest income	$193,510	$1,330,749	$791,024	$853,290	$254,784
Total investment income	193,510	1,330,749	791,024	853,290	254,784
EXPENSES:
Investment advisory fee	33,693	225,564	135,677	153,080	48,246
Interest expense	—	10	—	—	126
Other expenses and fees	—	108	—	24	36
Total expenses	33,693	225,682	135,677	153,104	48,408
Net INVESTMENT INCOME	159,817	1,105,067	655,347	700,186	206,376
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	377,122	1,676,860	1,219,812	2,194,017	943,209
Written option contracts expired or closed	111,953	174,677	337,631	419,019	267,038
Net realized gain	489,075	1,851,537	1,557,443	2,613,036	1,210,247
Net change in unrealized appreciation/ (depreciation) on:
Investments	37,527	788,358	438,513	110,440	(210,626)
Written option contracts	(32,325)	233,634	2,137	34,173	42,671
Net change in unrealized appreciation/ (depreciation)	5,202	1,021,992	440,650	144,613	(167,955)
Net realized and unrealized gain	494,277	2,873,529	1,998,093	2,757,649	1,042,292
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$654,094	$3,978,596	$2,653,440	$3,457,835	$1,248,668

The accompanying notes are an integral part of these financial statements.

29

TRUESHARES STRUCTURED OUTCOME ETFs
Statements of Operations
For the Year Ended December 31, 2024(Continued)

	TrueShares Structured Outcome (November) ETF	TrueShares Structured Outcome (December) ETF
INVESTMENT INCOME:
Interest income	$803,976	$2,297,884
Total investment income	803,976	2,297,884
EXPENSES:
Investment advisory fee	152,098	421,042
Interest expense	43	21
Other expenses and fees	12	—
Total expenses	152,153	421,063
NET INVESTMENT INCOME	651,823	1,876,821
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	3,315,126	8,682,167
Written option contracts expired or closed	496,767	1,121,654
Net realized gain	3,811,893	9,803,821
Net change in unrealized depreciation on:
Investments	(1,077,753)	(2,074,420)
Written option contracts	(93,689)	(620,126)
Net change in unrealized depreciation	(1,171,442)	(2,694,546)
Net realized and unrealized gain	2,640,451	7,109,275
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,292,274	$8,986,096

The accompanying notes are an integral part of these financial statements.

30

TRUESHARES STRUCTURED OUTCOME ETFs
Statements of Changes in Net Assets

	TrueShares Structured Outcome (January) ETF		TrueShares Structured Outcome (February) ETF
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$637,105	$122,286	$213,513	$110,141
Net realized gain	2,604,247	624,799	308,542	230,634
Net change in unrealized appreciation/(depreciation)	5,437	(74)	436,927	271,354
Net increase in net assets from operations	3,246,789	747,011	958,982	612,129
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(731,620)	(123,195)	(253,412)	(249,641)
Total distributions to shareholders	(731,620)	(123,195)	(253,412)	(249,641)
CAPITAL TRANSACTIONS:
Creations	68,166,267	7,407,427	5,897,048	598,630
Redemptions	(48,926,323)	(6,520,236)	(3,721,188)	—
ETF transaction fees (See Note 4)	12,142	839	438	120
Net increase in net assets from capital transactions	19,252,086	888,030	2,176,298	598,750
NET INCREASE IN NET ASSETS	21,767,255	1,511,846	2,881,868	961,238
NET ASSETS:
Beginning of the year	5,377,705	3,865,859	3,665,454	2,704,216
End of the year	$ 27,144,960	$5,377,705	$6,547,322	$3,665,454
SHARES TRANSACTIONS
Creations	2,050,000	250,000	190,000	20,000
Redemptions	(1,440,000)	(220,000)	(120,000)	—
Total increase in shares outstanding	610,000	30,000	70,000	20,000

The accompanying notes are an integral part of these financial statements.

31

TRUESHARES STRUCTURED OUTCOME ETFs
Statements of Changes in Net Assets(Continued)

	TrueShares Structured Outcome (March) ETF		TrueShares Structured Outcome (April) ETF
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$817,938	$126,981	$658,363	$145,941
Net realized gain/(loss)	1,571,591	241,376	1,499,929	(57,363)
Net change in unrealized appreciation	1,298,819	357,558	1,188,188	933,689
Net increase in net assets from operations	3,688,348	725,915	3,346,480	1,022,267
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(899,328)	(284,981)	(655,696)	(145,986)
Total distributions to shareholders	(899,328)	(284,981)	(655,696)	(145,986)
CAPITAL TRANSACTIONS:
Creations	52,256,786	267,159	43,342,628	—
Redemptions	(39,168,156)	(531,454)	(27,450,054)	(1,450,210)
ETF transaction fees (See Note 4)	12,301	160	12,239	290
Net increase (decrease) in net assets from capital transactions	13,100,931	(264,135)	15,904,813	(1,449,920)
NET INCREASE (DECREASE) IN NET ASSETS	15,889,951	176,799	18,595,597	(573,639)
NET ASSETS:
Beginning of the year	3,892,475	3,715,676	5,050,002	5,623,641
End of the year	$ 19,782,426	$3,892,475	$23,645,599	$5,050,002
SHARES TRANSACTIONS
Creations	1,800,000	10,000	1,350,000	—
Redemptions	(1,310,000)	(20,000)	(830,000)	(55,000)
Total increase/(decrease) in shares outstanding	490,000	(10,000)	520,000	(55,000)

The accompanying notes are an integral part of these financial statements.

32

TRUESHARES STRUCTURED OUTCOME ETFs
Statements of Changes in Net Assets(Continued)

	TrueShares Structured Outcome (May) ETF		TrueShares Structured Outcome (June) ETF
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$188,837	$121,657	$159,817	$137,951
Net realized gain/(loss)	505,647	(31,037)	489,075	373,233
Net change in unrealized appreciation	1,005	519,163	5,202	372,476
Net increase in net assets from operations	695,489	609,783	654,094	883,660
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(187,684)	(121,887)	(182,184)	(197,592)
Total distributions to shareholders	(187,684)	(121,887)	(182,184)	(197,592)
CAPITAL TRANSACTIONS:
Creations	9,352,858	476,954	5,750,511	8,940,188
Redemptions	(4,652,501)	—	(4,899,811)	(9,321,322)
ETF transaction fees (See Note 4)	1,048	95	878	3,652
Net increase (decrease) in net assets from capital transactions	4,701,405	477,409	851,578	(377,482)
NET INCREASE IN NET ASSETS	5,209,210	964,945	1,323,488	308,586
NET ASSETS:
Beginning of the year	4,434,034	3,469,089	3,280,906	2,972,320
End of the year	$ 9,643,244	$4,434,034	$4,604,394	$3,280,906
SHARES TRANSACTIONS
Creations	320,000	20,000	200,000	360,000
Redemptions	(170,000)	—	(170,000)	(360,000)
Total increase in shares outstanding	150,000	20,000	30,000	—

The accompanying notes are an integral part of these financial statements.

33

TRUESHARES STRUCTURED OUTCOME ETFs
Statements of Changes in Net Assets(Continued)

	TrueShares Structured Outcome (July) ETF		TrueShares Structured Outcome (August) ETF
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$1,105,067	$464,537	$655,347	$529,003
Net realized gain	1,851,537	1,377,130	1,557,443	954,605
Net change in unrealized appreciation	1,021,992	427,976	440,650	940,334
Net increase in net assets from operations	3,978,596	2,269,643	2,653,440	2,423,942
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,097,643)	(467,976)	(653,147)	(528,891)
Total distributions to shareholders	(1,097,643)	(467,976)	(653,147)	(528,891)
CAPITAL TRANSACTIONS:
Creations	70,884,014	17,524,625	28,815,758	24,728,402
Redemptions	(53,471,501)	(18,234,425)	(30,235,960)	(23,899,508)
ETF transaction fees (See Note 4)	16,268	4,984	5,457	4,448
Net increase (decrease) in net assets from capital transactions	17,428,781	(704,816)	(1,414,745)	833,342
NET INCREASE IN NET ASSETS	20,309,734	1,096,851	585,548	2,728,393
NET ASSETS:
Beginning of the year	13,036,228	11,939,377	15,488,928	12,760,535
End of the year	$ 33,345,962	$13,036,228	$16,074,476	$15,488,928
SHARES TRANSACTIONS
Creations	1,760,000	500,000	760,000	750,000
Redemptions	(1,320,000)	(515,000)	(800,000)	(720,000)
Total increase/(decrease) in shares outstanding	440,000	(15,000)	(40,000)	30,000

The accompanying notes are an integral part of these financial statements.

34

TRUESHARES STRUCTURED OUTCOME ETFs
Statements of Changes in Net Assets(Continued)

	TrueShares Structured Outcome (September) ETF		TrueShares Structured Outcome (October) ETF
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$700,186	$610,797	$206,376	$120,423
Net realized gain	2,613,036	1,746,413	1,210,247	512,105
Net change in unrealized appreciation/(depreciation)	144,613	1,001,064	(167,955)	44,870
Net increase in net assets from operations	3,457,835	3,358,274	1,248,668	677,398
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(698,133)	(611,030)	(192,856)	(120,431)
Total distributions to shareholders	(698,133)	(611,030)	(192,856)	(120,431)
CAPITAL TRANSACTIONS:
Creations	31,516,005	18,931,165	26,172,866	3,486,747
Redemptions	(32,190,918)	(25,048,972)	(15,597,202)	(4,746,859)
ETF transaction fees (See Note 4)	5,092	1,840	6,682	629
Net increase (decrease) in net assets from capital transactions	(669,821)	(6,115,967)	10,582,346	(1,259,483)
NET INCREASE (DECREASE) IN NET ASSETS	2,089,881	(3,368,723)	11,638,158	(702,516)
NET ASSETS:
Beginning of the year	17,229,662	20,598,385	3,674,801	4,377,317
End of the year	$ 19,319,543	$17,229,662	$15,312,959	$3,674,801
SHARES TRANSACTIONS
Creations	830,000	580,000	670,000	110,000
Redemptions	(840,000)	(765,000)	(390,000)	(150,000)
Total increase/(decrease) in shares outstanding	(10,000)	(185,000)	280,000	(40,000)

The accompanying notes are an integral part of these financial statements.

35

TRUESHARES STRUCTURED OUTCOME ETFs
Statements of Changes in Net Assets(Continued)

	TrueShares Structured Outcome (November) ETF		TrueShares Structured Outcome (December) ETF
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 20233
OPERATIONS:
Net investment income	$651,823	$410,325	$1,876,821	$562,238
Net realized gain	3,811,893	7,111	9,803,821	642,731
Net change in unrealized appreciation/(depreciation)	(1,171,442)	1,685,752	(2,694,546)	1,333,312
Net increase in net assets from operations	3,292,274	2,103,188	8,986,096	2,538,281
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(649,213)	(410,218)	(1,869,389)	(483,192)
Total distributions to shareholders	(649,213)	(410,218)	(1,869,389)	(483,192)
CAPITAL TRANSACTIONS:
Creations	26,258,436	9,982,697	96,864,661	67,518,061
Redemptions	(24,429,865)	(3,377,846)	(69,778,537)	(34,877,739)
ETF transaction fees (See Note 4)	1,075	2,672	7,786	6,884
Net increase in net assets from capital transactions	1,829,646	6,607,523	27,093,910	32,647,206
NET INCREASE IN NET ASSETS	4,472,707	8,300,493	34,210,617	34,702,295
NET ASSETS:
Beginning of the year	18,072,836	9,772,343	40,174,607	5,472,312
End of the year	$ 22,545,543	$18,072,836	$74,385,224	$40,174,607
SHARES TRANSACTIONS
Creations	640,000	300,000	2,560,000	2,180,000
Redemptions	(600,000)	(105,000)	(1,810,000)	(1,120,000)
Total increase in shares outstanding	40,000	195,000	750,000	1,060,000

The accompanying notes are an integral part of these financial statements.

36

Financial Highlights
December 31, 2024

		INVESTMENT OPERATIONS:			LESS Distributions FROM:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	From Net Investment Income	Realized Gains	Total Distributions
TrueShares Structured Outcome (January) ETF
12/31/2024	$29.88	1.19	4.20	5.39	(0.81)	(0.12)	(0.93)
12/31/2023	$25.77	0.95	3.92	4.87	(0.77)	—	(0.77)
12/31/2022	$29.10	(0.08)	(3.20)	(3.28)	—	(0.05)	(0.05)
12/31/2021(f)	$25.00	(0.19)	5.61	5.42	—	(1.32)	(1.32)
TrueShares Structured Outcome (February) ETF
12/31/2024	$30.55	1.17	4.07	5.24	(1.05)	(0.28)	(1.33)
12/31/2023	$27.04	1.01	4.58	5.59	(0.92)	(1.16)	(2.08)
12/31/2022	$30.15	(0.02)	(3.09)	(3.11)	—	—	—
12/31/2021(h)	$25.00	(0.20)	5.35	5.15	—	—	—
TrueShares Structured Outcome (March) ETF
12/31/2024	$27.80	1.16	3.84	5.00	(1.29)	(0.13)	(1.42)
12/31/2023	$24.77	0.88	4.19	5.07	(0.91)	(1.13)	(2.04)
12/31/2022	$28.62	0.01	(3.67)	(3.66)	(0.01)	(0.18)	(0.19)
12/31/2021(i)	$25.00	(0.17)	4.48	4.31	—	(0.70)	(0.70)
TrueShares Structured Outcome (April) ETF
12/31/2024	$29.71	1.25	4.24	5.49	(0.95)	—	(0.95)
12/31/2023	$24.99	0.80	4.78	5.58	(0.86)	—	(0.86)
12/31/2022	$28.40	0.14	(3.40)	(3.26)	(0.15)	—	(0.15)
12/31/2021(j)	$25.00	(0.16)	3.56	3.40	—	—	—
TrueShares Structured Outcome (May) ETF
12/31/2024	$26.08	1.03	3.61	4.64	(0.59)	—	(0.59)
12/31/2023	$23.13	0.75	2.92	3.67	(0.72)	—	(0.72)
12/31/2022	$27.09	0.13	(3.93)	(3.80)	(0.16)	—	(0.16)
12/31/2021(k)	$25.00	(0.13)	2.72	2.59	—	(0.51)	(0.51)
TrueShares Structured Outcome (June) ETF
12/31/2024	$26.25	1.09	3.54	4.63	(1.03)	(0.15)	(1.18)
12/31/2023	$23.78	0.82	3.21	4.03	(1.10)	(0.48)	(1.58)
12/31/2022	$27.45	0.11	(3.65)	(3.54)	(0.13)	—	(0.13)
12/31/2021(l)	$25.00	(0.12)	2.66	2.54	—	(0.09)	(0.09)
TrueShares Structured Outcome (July) ETF
12/31/2024	$36.21	1.58	5.24	6.82	(1.37)	—	(1.37)
12/31/2023	$31.84	1.15	4.51	5.66	(1.30)	—	(1.30)
12/31/2022	$35.21	0.16	(3.51)	(3.35)	(0.02)	—	(0.02
12/31/2021	$29.20	(0.25)	6.25	6.00	—	—	—
12/31/2020(m)	$25.00	(0.09)	4.29	4.20	—	—	—
TrueShares Structured Outcome (August) ETF
12/31/2024	$34.04	1.44	4.81	6.25	(1.57)	—	(1.57)
12/31/2023	$30.02	1.14	4.03	5.17	(1.16)	—	(1.16)
12/31/2022	$33.70	0.16	(3.72)	(3.56)	(0.12)	—	(0.12)
12/31/2021	$27.89	(0.24)	6.04	5.80	—	—	—
12/31/2020(n)	$25.00	(0.08)	2.96	2.88	—	—	—

The accompanying notes are an integral part of these financial statements.

37

Financial Highlights
December 31, 2024(Continued)

			SUPPLEMENTAL DATA AND RATIOS:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return(c)	Net Assets, End of Year (in thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

$0.02	$34.36	18.10%	$27,145	0.79%	3.58%	—%
$0.01	$29.88	18.91%	$5,378	0.79%	3.40%	—%
$—(g)	$25.77	−11.29%	$3,866	0.79%	(0.32)%	2899%
$—(g)	$29.10	21.65%	$2,182	0.79%	(0.77)%	—%
$—	$—	—%	$—	—%	—%	—%

$—(g)	$34.46	17.12%	$6,547	0.79%	3.48%	—%
$—(g)	$30.55	20.64%	$3,665	0.79%	3.38%	—%
$—(g)	$27.04	−10.30%	$2,704	0.79%	(0.09)%	1309%
$—(g)	$30.15	20.58%	$3,768	0.79%	(0.77)%	—%

$0.02	$31.40	18.00%	$19,782	0.79%	3.76%	—%
$ —(g)	$27.80	20.45%	$3,892	0.79%	3.25%	67%
$ —(g)	$24.77	−12.76%	$3,716	0.79%	0.03%	1280%
$0.01	$28.62	17.24%	$5,724	0.79%	(0.76)%	—%

$0.02	$34.27	18.52%	$23,646	0.79%	3.73%	741%
$—(g)	$29.71	22.28%	$5,050	0.79%	2.88%	—%
$ —(g)	$24.99	−11.47%	$5,624	0.79%	0.55%	1153%
$ —(g)	$28.40	13.59%	$6,389	0.79%	(0.77)%	—%

$0.01	$30.14	17.76%	$9,643	0.79%	3.56%	—%
$—(g)	$26.08	15.87%	$4,434	0.79%	3.02%	—%
$—(g)	$23.13	−14.03%	$3,469	0.79%	0.54%	—%
$0.01	$27.09	1,039.00%	$5,417	0.79%	(0.77)%	—%

$0.01	$29.71	17.60%	$4,604	0.79%	3.75%	—%
$0.02	$26.25	17.02%	$3,281	0.79%	3.22%	637%
$—(g)	$23.78	−12.87%	$2,972	0.79%	0.46%	—%
$—(g)	$27.45	10.13%	$4,117	0.79%	(0.77)%	—%

$0.02	$41.68	18.85%	$33,346	0.79%	3.87%	—%
$0.01	$36.21	17.81%	$13,036	0.79%	3.31%	—%
$—(g)	$31.84	−9.50%	$11,939	0.79%	0.49%	—%
$0.01	$35.21	20.56%	$14,963	0.79%	(0.76)%	1307%
$—(g)	$29.20	16.81%	$6,571	0.79%	(0.68)%	—%

$0.01	$38.73	18.35%	$16,074	0.79%	3.82%	—%
$—(g)	$34.04	17.25%	$15,489	0.79%	3.51%	228%
$—(g)	$30.02	−10.55%	$12,761	0.80%	0.51%	134%
$0.01	$33.70	20.83%	$18,536	0.79%	(0.77)%	1297%
$0.01	$27.89	11.57%	$9,065	0.79%	(0.73)%	—%

The accompanying notes are an integral part of these financial statements.

38

Financial Highlights
December 31, 2024(Continued)

		INVESTMENT OPERATIONS:			LESS Distributions FROM:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	From Net Investment Income	Net Realized Gain	Total Distributions
TrueShares Structured Outcome (September) ETF
12/31/2024	$33.46	1.34	4.83	6.17	(1.38)	—	(1.38)
12/31/2023	$29.43	1.00	4.22	5.22	(1.19)	—	(1.19)
12/31/2022	$32.33	0.18	(2.88)	(2.70)	(0.20)	—	(0.20)
12/31/2021	$26.63	(0.23)	5.94	5.71	—	(0.02)	(0.02)
12/31/2020(o)	$25.00	(0.06)	1.68	1.62	—	—	—
TrueShares Structured Outcome (October) ETF
12/31/2024	$33.41	1.28	5.02	6.30	(0.49)	—	(0.49)
12/31/2023	$29.18	1.00	4.31	5.31	(1.09)	—	(1.09)
12/31/2022	$32.75	0.14	(3.51)	(3.37)	—	—	(0.20)
12/31/2021	$27.21	(0.23)	5.77	5.54	—	—	—
12/31/2020(p)	$25.00	(0.05)	2.26	2.21	—	—	—
TrueShares Structured Outcome (November) ETF
12/31/2024	$34.76	1.31	5.37	6.68	(1.18)	—	(1.18)
12/31/2023	$30.07	1.20	4.27	5.47	(0.79)	—	(0.79)
12/31/2022	$33.37	0.07	(3.30)	(3.23)	(0.07)	—	(0.07)
12/31/2021	$27.62	(0.24)	6.14	5.90	—	(0.17)	(0.17)
12/31/2020(q)	$25.00	(0.03)	2.65	2.62	—	—	—
TrueShares Structured Outcome (December) ETF
12/31/2024	$31.88	1.25	4.81	6.06	(0.94)	—	(0.94)
12/31/2023	$27.36	1.22	3.68	4.90	(0.39)	—	(0.39)
12/31/2022	$30.43	(0.05)	(2.63)	(2.68)	—	(0.39)	(0.39)
12/31/2021	$25.44	(0.21)	5.33	5.12	—	(0.14)	(0.14)
12/31/2020(r)	$25.00	(0.02)	0.46	0.44	—	—	—

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in−kind transactions.
(f)	Inception date of the Fund was January 4, 2021.
(g)	Amount represents less than $0.005 per share.
(h)	Inception date of the Fund was February 1, 2021.
(i)	Inception date of the Fund was March 1, 2021.
(j)	Inception date of the Fund was April 1, 2021.
(k)	Inception date of the Fund was May 3, 2021.
(l)	Inception date of the Fund was June 1, 2021.
(m)	Inception date of the Fund was July 1, 2020.
(n)	Inception date of the Fund was August 3, 2020.
(o)	Inception date of the Fund was September 1, 2020.
(p)	Inception date of the Fund was October 1, 2020.
(q)	Inception date of the Fund was November 2, 2020.
(r)	Inception date of the Fund was December 1, 2020.
The accompanying notes are an integral part of these financial statements.

39

Financial Highlights
December 31, 2024(Continued)

			SUPPLEMENTAL DATA AND RATIOS:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return(c)	Net Assets, End of Year (in thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

$0.01	$38.26	18.43%	$19,320	0.79%	3.61%	—%
$—(g)	$33.46	17.72%	$17,230	0.79%	3.15%	—%
$—(g)	$29.43	−8.34%	$20,598	0.79%	0.60%	—%
$0.01	$32.33	20.83%	$25,861	0.79%	(0.76)%	1301%
$0.01	$26.63	6.51%	$10,651	0.79%	(0.73)%	—%

$0.04	$39.26	18.99%	$15,313	0.79%	3.38%	—%
$0.01	$33.41	18.23%	$3,675	0.79%	3.19%	3%
$—(g)	$29.18	−10.31%	$4,377	0.79%	0.48%	—%
$—(g)	$32.75	20.37%	$8,189	0.79%	(0.77)%	1021%
$—(g)	$27.21	8.85%	$4,082	0.79%	(0.73)%	—%

$—(g)	$40.26	19.19%	$22,546	0.79%	3.39%	—%
$0.01	$34.76	18.21%	$18,073	0.79%	3.65%	—%
$—(g)	$30.07	−9.66%	$9,772	0.79%	0.23%	—%
$0.02	$33.37	21.40%	$14,181	0.79%	(0.76)%	1302%
$—(g)	$27.62	10.51%	$1,381	0.79%	(0.50)%	—%

$0.01	$37.01	19.00%	$74,385	0.79%	3.52%	—%
$0.01	$31.88	17.97%	$40,175	0.79%	4.02%	—%
$—(g)	$27.36	−8.80%	$5,472	0.80%	(0.17)%	—%
$0.01	$30.43	20.17%	$6,086	0.79%	(0.77)%	1286%
$—(g)	$25.44	1.75%	$5,723	0.79%	(0.74)%	—%

The accompanying notes are an integral part of these financial statements.

40

TrueShares Structured Outcome ETFs
Notes to Financial Statements
December 31, 2024
1. ORGANIZATION
The TrueShares ETFs are a series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2024, the TrueShares ETFs consist of eighteen active series identified below, twelve of which are covered in this report (each a “Fund,” and collectively, the “Funds” or “Structured Outcome ETFs”).

Fund Name	Ticker	Diversified/ Non-Diversified	Commencement of Operations
TrueShares Structured Outcome (January) ETF (“JANZ ETF”)	JANZ	Diversified	January 4, 2021
TrueShares Structured Outcome (February) ETF (“FEBZ ETF”)	FEBZ	Diversified	February 1, 2021
TrueShares Structured Outcome (March) ETF (“MARZ ETF”)	MARZ	Diversified	March 1, 2021
TrueShares Structured Outcome (April) ETF (“APRZ ETF”)	APRZ	Diversified	April 1, 2021
TrueShares Structured Outcome (May) ETF (“MAYZ ETF”)	MAYZ	Diversified	May 3, 2021
TrueShares Structured Outcome (June) ETF (“JUNZ ETF”)	JUNZ	Diversified	June 1, 2021
TrueShares Structured Outcome (July) ETF (“JULZ ETF”)	JULZ	Diversified	July 1, 2020
TrueShares Structured Outcome (August) ETF (“AUGZ ETF”)	AUGZ	Diversified	August 3, 2020
TrueShares Structured Outcome (September) ETF (“SEPZ ETF”)	SEPZ	Diversified	September 1, 2020
TrueShares Structured Outcome (October) ETF (“OCTZ ETF”)	OCTZ	Diversified	October 1, 2020
TrueShares Structured Outcome (November) ETF (“NOVZ ETF”)	NOVZ	Diversified	November 2, 2020
TrueShares Structured Outcome (December) ETF (“DECZ ETF”)	DECZ	Diversified	December 1, 2020

The operational TrueShares ETFs covered outside of this report consists of:

Fund Name	Ticker	Diversified/ Non-Diversified	Commencement of Operations
Opal Dividend Income ETF (“DIVZ ETF”)	DIVZ	Diversified	January 27, 2021
RiverNorth Enhanced Pre-Merger SPAC ETF (“SPCZ ETF”)	SPCZ	Diversified	July 11, 2022
RiverNorth Patriot ETF (“FLDZ ETF”)	FLDZ	Diversified	December 31, 2021
TrueShares Active Yield ETF (“ERNZ ETF”)	ERNZ	Diversified	April 30, 2024
TrueShares Eagle Global Renewal Energy Income ETF (“RNWZ ETF”)	RNWZ	Non-diversified	December 8, 2022
TrueShares Technology, AI & Deep Learning ETF (“AI ETF”)	LRNZ	Non-diversified	February 28, 2020

Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its total return investment objective by investing in Options that reference the S&P 500® Price Index, employing a “buffer protect” options strategies that uses such options to seek to achieve exposure to the S&P 500® Price Index while mitigating the first 8% to 12% decline in the S&P 500® Price Index over a 12-month period.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

41

TrueShares Structured Outcome ETFs
Notes to Financial Statements
December 31, 2024(Continued)
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments and Written Options for a summary of the valuations as of December 31, 2024, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser, has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

42

TrueShares Structured Outcome ETFs
Notes to Financial Statements
December 31, 2024(Continued)
Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available evaluated mean or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call or put option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.
FLexible EXchange Options (“FLEX Options”) are valued at a model-based price provided by the exchange on which the option is traded. If the exchange on which the option is traded is unable to provide a price, FLEX Options are valued at a model-based price provided by an approved secondary pricing service.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income – Interest income is accrued daily. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, at least annually, and distribute net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income

43

TrueShares Structured Outcome ETFs
Notes to Financial Statements
December 31, 2024(Continued)
tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2024, the Funds’ fiscal year end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2024, the Funds’ fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognized no interest or penalties related to uncertain tax benefits in the 2024 fiscal year. At December 31, 2024, the Funds’ fiscal year end, the tax periods from previous three fiscal years remained open to examination in the Funds’ major tax jurisdiction.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Derivatives – The Structured Outcome ETFs employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the S&P 500® Price Index while mitigating the first 8% to 12% decline in the S&P 500® Price Index (the “Buffer”) over a 12-month period beginning on a specified day (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the initial investment day. In the event an investor purchases shares after the date on which the options were entered into or sells shares prior to the expiration of the options, the Buffer that the Structured Outcome ETFs seeks to provide may not be available. The Structured Outcome ETFs are not designed to protect against declines of more than 8% to 12% in the level of the S&P 500® Price Index, and there can be no guarantee that the Structured Outcome ETFs will be successful in implementing the buffer protect options strategy to avoid the first 8% to 12% decline.
In general, the Structured Outcome ETFs invest in exchange-traded FLEX Options only. FLEX Options are customized option contracts made available by the Cboe Options Exchange with the ability to customize key contract terms like exercise price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over–the–counter options positions. Like traditional exchange–traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Structured Outcome ETFs invest generally have a term of up to one year and are all European style options (options that are exercisable only on the expiration date) based on the S&P 500® Price Index or an ETF that tracks the S&P 500® Price Index and have an expiration date that is the last day of the Investment Period.
The Structured Outcome ETFs will purchase and sell call and put FLEX Options. In general, put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
The Structured Outcome ETFs purchasing put and call options pay a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Structured Outcome ETFs, loss of the premium paid may be offset by an increase in the value of the Structured Outcome ETFs’ securities or by a decrease in the cost of acquisition of securities by the Structured Outcome ETFs. When the Structured Outcome ETFs write an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Structured Outcome ETFs will realize as profit the premium received for such option. When a call option of which the Structured Outcome ETFs are the writer is exercised, the Structured Outcome ETFs will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Structured Outcome ETFs are the writer is exercised, the Structured Outcome ETFs will be required to purchase the underlying securities at a price in excess of the market value

44

TrueShares Structured Outcome ETFs
Notes to Financial Statements
December 31, 2024(Continued)
of such securities. The Structured Outcome ETFs maintain minimal counterparty risk through contracts bought or sold on an exchange. As of December 31, 2024, the Structured Outcome ETFs’ derivative instruments are not subject to a master netting arrangement.
Derivative Investments – The average monthly value outstanding of purchased and written options during the year ended December 31, 2024, were as follows:

	TrueShares Structured Outcome (January) ETF	TrueShares Structured Outcome (February) ETF	TrueShares Structured Outcome (March) ETF	TrueShares Structured Outcome (April) ETF	TrueShares Structured Outcome (May) ETF	TrueShares Structured Outcome (June) ETF
Purchased Options	$2,245,758	$853,869	$2,067,523	$1,513,048	$649,988	$466,479
Written Options	187,398	89,507	236,372	213,257	41,567	43,999

	TrueShares Structured Outcome (July) ETF	TrueShares Structured Outcome (August) ETF	TrueShares Structured Outcome (September) ETF	TrueShares Structured Outcome (October) ETF	TrueShares Structured Outcome (November) ETF	TrueShares Structured Outcome (December) ETF
Purchased Options	$2,670,017	$1,611,019	$2,033,505	$749,068	$3,148,608	$6,704,289
Written Options	381,609	198,988	232,926	103,331	169,429	526,817

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of December 31, 2024:

	Equity Risk Contracts	Asset Derivatives, Investments, at value	Liability Derivatives, Written options, at value
TrueShares Structured Outcome (January) ETF	Purchased Options	$1,906,944	$—
	Written Options	—	769,925
TrueShares Structured Outcome (February) ETF	Purchased Options	964,524	—
	Written Options	—	3,361
TrueShares Structured Outcome (March) ETF	Purchased Options	2,360,510	—
	Written Options	—	28,431
TrueShares Structured Outcome (April) ETF	Purchased Options	2,299,501	—
	Written Options	—	70,219
TrueShares Structured Outcome (May) ETF	Purchased Options	1,233,761	—
	Written Options	—	35,255
TrueShares Structured Outcome (June) ETF	Purchased Options	490,339	—
	Written Options	—	30,656
TrueShares Structured Outcome (July) ETF	Purchased Options	3,154,400	—
	Written Options	—	335,762
TrueShares Structured Outcome (August) ETF	Purchased Options	1,453,708	—
	Written Options	—	207,857
TrueShares Structured Outcome (September) ETF	Purchased Options	1,556,326	—
	Written Options	—	320,422
TrueShares Structured Outcome (October) ETF	Purchased Options	1,087,491	—
	Written Options	—	314,087
TrueShares Structured Outcome (November) ETF	Purchased Options	1,832,505	—
	Written Options	—	482,478
TrueShares Structured Outcome (December) ETF	Purchased Options	3,853,218	—
	Written Options	—	2,324,351

45

TrueShares Structured Outcome ETFs
Notes to Financial Statements
December 31, 2024(Continued)
The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the year ended December 31, 2024:

		Net Realized Gain(Loss)		Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
TrueShares Structured Outcome (January) ETF	Equity Risk Contracts	$2,136,365	$511,641	$666	$(908)
TrueShares Structured Outcome (February) ETF	Equity Risk Contracts	191,867	116,602	409,630	24,293
TrueShares Structured Outcome (March) ETF	Equity Risk Contracts	1,354,998	248,157	969,322	310,851
TrueShares Structured Outcome (April) ETF	Equity Risk Contracts	1,080,073	447,031	678,236	481,879
TrueShares Structured Outcome (May) ETF	Equity Risk Contracts	353,872	152,091	29,602	(47,482)
TrueShares Structured Outcome (June) ETF	Equity Risk Contracts	375,087	111,952	24,053	(32,325)
TrueShares Structured Outcome (July) ETF	Equity Risk Contracts	1,622,875	174,677	693,806	233,634
TrueShares Structured Outcome (August) ETF	Equity Risk Contracts	1,188,773	337,631	428,907	2,137
TrueShares Structured Outcome (September) ETF	Equity Risk Contracts	2,180,747	419,019	142,966	34,173
TrueShares Structured Outcome (October) ETF	Equity Risk Contracts	975,835	267,038	(202,080)	42,671
TrueShares Structured Outcome (November) ETF	Equity Risk Contracts	3,312,088	496,766	(1,011,872)	(93,689)
TrueShares Structured Outcome (December) ETF	Equity Risk Contracts	8,682,907	1,121,654	(2,045,186)	(620,126)

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and TrueMark, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.79% of the Structured Outcome ETF’s average daily net assets, respectively. TrueMark has agreed to pay all expenses of the Funds except the fee paid to TrueMark under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any). TrueMark, in turn, compensates the Sub-Advisers from the management fee it receives.
Prior to April 30, 2024, SpiderRock Advisors, LLC (the “Sub-Adviser”), a Delaware limited liability company served as the sub-adviser to the Structured Outcome ETFs. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser was responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the

46

TrueShares Structured Outcome ETFs
Notes to Financial Statements
December 31, 2024(Continued)
Board, including the Independent Trustees. For its services, the Sub-Adviser was entitled to a sub-advisory fee paid by the Adviser, which is calculated daily and paid monthly at an annual rate of 0.69%. The Sub-Advisory Agreement was terminated as of April 30, 2024.
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), serves as each Fund’s distributor pursuant to a Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent – U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Structured Outcome ETFs are listed and traded on the Cboe BZX Exchange, Inc. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units”. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Fund for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the clearing process and (2) creations made in an all-cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather,

47

TrueShares Structured Outcome ETFs
Notes to Financial Statements
December 31, 2024(Continued)
most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Ordinary Income(1)	Long-Term Capital Gain	Ordinary Income(1)	Long-Term Capital Gain
TrueShares Structured Outcome (January) ETF	$731,620	$ —	$123,195	$ —
TrueShares Structured Outcome (February) ETF	$253,412	—	$249,641	—
TrueShares Structured Outcome (March) ETF	$899,328	—	$284,891	—
TrueShares Structured Outcome (April) ETF	$655,696	—	$145,986	—
TrueShares Structured Outcome (May) ETF	$187,684	—	$121,887	—
TrueShares Structured Outcome (June) ETF	$182,184	—	$197,592	—
TrueShares Structured Outcome (July) ETF	$1,097,643	—	$467,976	—
TrueShares Structured Outcome (August) ETF	$653,147	—	$528,891	—
TrueShares Structured Outcome (September) ETF	$698,133	—	$611,030	—
TrueShares Structured Outcome (October) ETF	$192,856	—	$120,431	—
TrueShares Structured Outcome (November) ETF	$649,213	—	$410,218	—
TrueShares Structured Outcome (December) ETF	$1,869,389	—	$483,192	—

(1)	Ordinary income may include short-term capital gains.
At December 31, 2024, the Funds’ fiscal year end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	TrueShares Structured Outcome January ETF	TrueShares Structured Outcome February ETF	TrueShares Structured Outcome March ETF	TrueShares Structured Outcome April ETF	TrueShares Structured Outcome May ETF	TrueShares Structured Outcome June ETF
Federal Tax Cost of Investments*	$24,026,690	$5,839,449	$18,165,494	$22,013,302	$9,284,876	$4,346,255
Gross Tax Unrealized Appreciation	$7,025	$711,427	$1,647,756	$1,648,016	$365,696	$259,795
Gross Tax Unrealized Depreciation	(1,864)	—	(18,610)	(5,351)	(3,880)	—
Net Tax Unrealized Appreciation (Depreciation)	5,161	711,427	1,629,146	1,642,665	361,816	259,795
Undistributed Ordinary Income	1,107	13,080	2,123	2,667	1,153	520
Other Accumulated Gain(Loss)	(776,302)	(12,350)	—	—	(325,651)	—
Total Distributable Earnings / (Accumulated Losses)	$(770,034)	$712,157	$1,631,269	$1,645,332	$37,318	$260,315

*	Includes written option premiums.

48

TrueShares Structured Outcome ETFs
Notes to Financial Statements
December 31, 2024(Continued)

	TrueShares Structured Outcome July ETF	TrueShares Structured Outcome August ETF	TrueShares Structured Outcome September ETF	TrueShares Structured Outcome October ETF	TrueShares Structured Outcome November ETF	TrueShares Structured Outcome December ETF
Federal Tax Cost of Investments*	$31,988,423	$15,340,475	$18,656,765	$15,241,818	$22,519,389	$75,690,361
Gross Tax Unrealized Appreciation	$1,555,653	$739,223	$706,995	$143,993	$446,808	$86,042
Gross Tax Unrealized Depreciation	(180,954)	—	(32,463)	(83,472)	(14,040)	(1,677,183)
Net Tax Unrealized Appreciation (Depreciation)	1,374,699	739,223	674,532	60,521	432,768	(1,591,141)
Undistributed Ordinary Income	60,393	28,337	2,053	13,520	6,195	86,478
Other Accumulated Gain(Loss)	—	174,300	(207,018)	—	1,423,350	—
Total Distributable Earnings / (Accumulated Losses)	$1,435,092	$593,260	$469,567	$74,041	$(984,387)	$(1,504,663)

*	Includes written option premiums.
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.
Under current tax law, net capital losses realized after October 31 as well as certain specified ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.
The Funds’ post-October losses are determined only at the end of each fiscal year. At December 31, 2024, TrueShares Structured Outcome January ETF deferred post-October losses of $776,302.
The Funds’ carryforward losses are determined only at the end of each fiscal year. At December 31, 2024, the Funds had carryforward losses which will be carried forward indefinitely to offset future realized capital gains are as follows:

	Capital Loss Carryover Utilized	Indefinite Short-Term Capital Loss Carryover	Indefinite Long-Term Capital Loss Carryover
TrueShares Structured Outcome January ETF	$396,465	$—	$ —
TrueShares Structured Outcome February ETF	—	12,277	73
TrueShares Structured Outcome March ETF	—	—	—
TrueShares Structured Outcome April ETF	197,297	—	—
TrueShares Structured Outcome May ETF	7,319	325,651	—
TrueShares Structured Outcome June ETF	—	—	—
TrueShares Structured Outcome July ETF	39,161	—	—
TrueShares Structured Outcome August ETF	130,239	174,300	—
TrueShares Structured Outcome September ETF	154,829	207,018	—
TrueShares Structured Outcome October ETF	338,378	—	—
TrueShares Structured Outcome November ETF	—	1,422,270	1,080
TrueShares Structured Outcome December ETF	200,608	—	—

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The

49

TrueShares Structured Outcome ETFs
Notes to Financial Statements
December 31, 2024(Continued)
permanent differences primarily relate to redemptions in-kind and equalization. For the year ended December 31, 2024, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities.

	Total Accumulated Earnings (Losses)	Paid-In Capital
TrueShares Structured Outcome January ETF	$(2,888,462)	$2,888,462
TrueShares Structured Outcome February ETF	(320,818)	320,818
TrueShares Structured Outcome March ETF	(1,590,064)	1,590,064
TrueShares Structured Outcome April ETF	(1,303,794)	1,303,794
TrueShares Structured Outcome May ETF	(498,481)	498,481
TrueShares Structured Outcome June ETF	(484,860)	484,860
TrueShares Structured Outcome July ETF	(1,993,330)	1,993,330
TrueShares Structured Outcome August ETF	(1,427,204)	1,427,204
TrueShares Structured Outcome September ETF	(2,490,667)	2,490,667
TrueShares Structured Outcome October ETF	(904,490)	904,490
TrueShares Structured Outcome November ETF	(4,097,403)	4,097,403
TrueShares Structured Outcome December ETF	(9,603,848)	9,603,848

6. INVESTMENT TRANSACTIONS
During the year ended December 31, 2024, the Funds realized amounts in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
TrueShares Structured Outcome (January) ETF	$2,459,471	$(4,158)
TrueShares Structured Outcome (February) ETF	320,819	—
TrueShares Structured Outcome (March) ETF	1,146,063	—
TrueShares Structured Outcome (April) ETF	701,959	—
TrueShares Structured Outcome (May) ETF	498,481	—
TrueShares Structured Outcome (June) ETF	421,830	—
TrueShares Structured Outcome (July) ETF	1,703,585	—
TrueShares Structured Outcome (August) ETF	1,427,204	—
TrueShares Structured Outcome (September) ETF	2,490,667	—
TrueShares Structured Outcome (October) ETF	1,359,810	(679,905)
TrueShares Structured Outcome (November) ETF	4,097,403	—
TrueShares Structured Outcome (December) ETF	9,422,919	—

50

TrueShares Structured Outcome ETFs
Notes to Financial Statements
December 31, 2024(Continued)
Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the year ended December 31, 2024, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
TrueShares Structured Outcome (January) ETF	$—	$623,079	$ —	$—
TrueShares Structured Outcome (February) ETF	329,374	—	—	—
TrueShares Structured Outcome (March) ETF	—	—	—	570,282
TrueShares Structured Outcome (April) ETF	433,155	448,190	—	—
TrueShares Structured Outcome (May) ETF	—	50,081	—	554,648
TrueShares Structured Outcome (June) ETF	—	51,786	—	517,084
TrueShares Structured Outcome (July) ETF	—	—	—	—
TrueShares Structured Outcome (August) ETF	—	163,871	—	1,584,499
TrueShares Structured Outcome (September) ETF	—	—	—	—
TrueShares Structured Outcome (October) ETF	—	—	—	612,896
TrueShares Structured Outcome (November) ETF	—	15,721	—	4,662,636
TrueShares Structured Outcome (December) ETF	—	—	—	—

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks.”
8. New Accounting Pronouncement
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund(s). Each Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
Management has evaluated the Funds’ related event and transactions that occurred subsequent to December 31, 2024, through the date of issuance of the Funds’ financials statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements

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TrueShares Structured Outcome ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of TrueShares Structured Outcome ETFs and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options, of TrueShares Structured Outcome (January) ETF, TrueShares Structured Outcome (February) ETF, TrueShares Structured Outcome (March) ETF, TrueShares Structured Outcome (April) ETF, TrueShares Structured Outcome (May) ETF, and TrueShares Structured Outcome (June) ETF, TrueShares Structured Outcome (July) ETF, TrueShares Structured Outcome (August) ETF, TrueShares Structured Outcome (September) ETF, TrueShares Structured Outcome (October) ETF, TrueShares Structured Outcome (November) ETF, and TrueShares Structured Outcome (December) ETF, (“TrueShares Structured Outcome ETFs” or the “Funds”), each a series of Listed Funds Trust, as of December 31,2024, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
TrueShares Structured Outcome (January) ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023 and 2022 and for the period from January 4, 2021 (commencement of operations) through December 31, 2021
TrueShares Structured Outcome (February) ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023 and 2022 and for the period from February 1, 2021 (commencement of operations) through December 31, 2021
TrueShares Structured Outcome (March) ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023 and 2022 and for the period from March 1, 2021 (commencement of operations) through December 31, 2021
TrueShares Structured Outcome (April) ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023 and 2022 and for the period from April 1, 2021 (commencement of operations) through December 31, 2021
TrueShares Structured Outcome (May) ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023 and 2022 and for the period from May 3, 2021 (commencement of operations) through December 31, 2021
TrueShares Structured Outcome (June) ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023 and 2022 and for the period from June 1, 2021 (commencement of operations) through December 31, 2021

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TrueShares Structured Outcome ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
TrueShares Structured Outcome (July) ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, 2021 and for the period from July 1, 2020 (commencement of operations) through December 31, 2020
TrueShares Structured Outcome (August) ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, 2021 and for the period from August 3, 2020 (commencement of operations) through December 31, 2020
TrueShares Structured Outcome (September) ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, 2021 and for the period from September 1, 2020 (commencement of operations) through December 31, 2020
TrueShares Structured Outcome (October) ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, 2021 and for the period from October 1, 2020 (commencement of operations) through December 31, 2020
TrueShares Structured Outcome (November) ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, 2021 and for the period from November 2, 2020 (commencement of operations) through December 31, 2020
TrueShares Structured Outcome (December) ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, 2021 and for the period from December 1, 2020 (commencement of operations) through December 31, 2020

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

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TrueShares Structured Outcome ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2019.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 28, 2025

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TrueShares Structured Outcome ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY
AGREEMENT (Unaudited)
At meetings held on August 28, 2024 (the “August Meeting”) and September 11, 2024 (the “September Meeting” and together with the August Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Agreement”) between TrueMark Investments, LLC (the “Adviser”) and the Trust, on behalf of TrueShares Structured Outcome (January) ETF, TrueShares Structured Outcome (February) ETF, TrueShares Structured Outcome (March) ETF, TrueShares Structured Outcome (April) ETF, TrueShares Structured Outcome (May) ETF, TrueShares Structured Outcome (June) ETF, TrueShares Structured Outcome (July) ETF, TrueShares Structured Outcome (August) ETF, TrueShares Structured Outcome (September) ETF, TrueShares Structured Outcome (October) ETF, TrueShares Structured Outcome (November) ETF, and TrueShares Structured Outcome (December) ETF (each, a “Fund” and collectively, the “Funds”).
Pursuant to Section 15 of the 1940 Act, the continuation of the Agreement must be approved annually by: (i) the vote of the Board or shareholders of each Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by, the Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the September Meeting representatives from the Adviser provided the Board with an overview of the Funds’ strategy, the services provided to the Funds by the Adviser and additional information about the Adviser’s personnel, including financial resources, experience, investment processes and compliance program. The Board considered the Adviser’s presentation and the materials the Board received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreement. The Board considered the approval of the Agreement for an additional one-year period in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the Agreement and the Independent Trustees’ responsibilities relating thereto.
At the September Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser to the Funds; (ii) each Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser from the relationship with the Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives and strategies; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its shareholders; (vi) any fall-out benefits derived by the Adviser from the relationship with the Funds; and (vii) other factors the Board deemed relevant. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Agreement, noting that the Adviser had recently taken over the direct management of the Funds from a previous sub-adviser, and that the Adviser expected to continue to provide substantially similar investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past and current reports from the Trust’s Chief Compliance Officer regarding her review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s registration form on Form ADV, as well as confirmation from the Adviser that the responses the Adviser provided to a detailed series of questions at a meeting of the Board on June 4 and 5, 2024, which included, among other things, information about the background and experience of the firm’s personnel, the firm’s cybersecurity policy, and the services to be provided by the Adviser, remained complete and accurate.
In addition to the Adviser’s responsibilities with respect to implementing each Fund’s investment program, the Board also considered other services currently provided by the Adviser to each Fund, such as monitoring adherence to each Fund’s investment restrictions, compliance with various policies and procedures and with applicable securities regulations, and the extent to which each Fund achieved its investment objective. The Board also engaged in discussions regarding the Adviser’s operations, resources and portfolio management in light of the recent change in the Adviser managing the Funds directly.

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TrueShares Structured Outcome ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY
AGREEMENT (Unaudited)(Continued)
Historical Performance. The Board next considered each Fund’s performance. The Board observed that information regarding each Fund’s past investment performance for periods ended March 31, 2024 had been included in the Materials. The Board noted that it had been provided with the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable to each Fund (the “Peer Group”), as well as with its peer funds in the universe of US Fund Options Trading ETFs as reported by Morningstar (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The Board also considered the unique nature of each Fund’s structured outcome strategy when reviewing its historical performance.
The Board noted the following with respect to the Funds’ returns compared to the Funds’ benchmark, the S&P 500® Index (the “Benchmark”), before fees and expenses: (i) for the most recent one-year period, each Fund underperformed the Benchmark; (ii) for the ten out of the 12 Funds that had annualized returns for the three-year period (all Funds other than the TrueShares Structured Outcome (May) ETF and TrueShares Structured Outcome (June) ETF), every Fund other than the TrueShares Structured Outcome (January) ETF, TrueShares Structured Outcome (March) ETF, TrueShares Structured Outcome (August) ETF, and TrueShares Structured Outcome (October) ETF outperformed the Benchmark; and (iii) for the since-inception period, only the TrueShares Structured Outcome (April) ETF and the TrueShares Structured Outcome (September) ETF outperformed the Benchmark, while each other Fund underperformed the Benchmark. The Board observed, however, that for all Funds across all periods returns were comparable to the Benchmark.
The Board also noted that, for the most recent one-year period, each Fund outperformed the median for funds in their respective Peer Group and Category Peer Group. The Board also noted that for Funds with three years of performance history (all Funds except the TrueShares Structured Outcome (May) ETF and TrueShares Structured Outcome (June) ETF), each Fund outperformed the median for funds in their respective Peer Group and Category Peer Group. The Board further noted that, for the most recent one-year period, (i) each of the TrueShares Structured Outcome (January) ETF, TrueShares Structured Outcome (February) ETF, TrueShares Structured Outcome (July) ETF, TrueShares Structured Outcome (August) ETF, and TrueShares Structured Outcome (September) ETF performed within the range of returns of the funds in its Selected Peer Group, and (ii) each of the TrueShares Structured Outcome (March) ETF, TrueShares Structured Outcome (April) ETF, TrueShares Structured Outcome (May) ETF, TrueShares Structured Outcome (June) ETF, TrueShares Structured Outcome (October) ETF, TrueShares Structured Outcome (November) ETF, and TrueShares Structured Outcome (December) ETF outperformed its Selected Peer Group. The Board also noted that for Funds with three years of performance history, (i) the TrueShares Structured Outcome (January) ETF, TrueShares Structured Outcome (April) ETF, TrueShares Structured Outcome (July) ETF, TrueShares Structured Outcome (August) ETF, TrueShares Structured Outcome (September) ETF, TrueShares Structured Outcome (October) ETF, TrueShares Structured Outcome (November) ETF, and TrueShares Structured Outcome (December) ETF each outperformed its Selected Peer Group, and (ii) the TrueShares Structured Outcome (February) ETF and TrueShares Structured Outcome (March) ETF each performed within the range of its Selected Peer Group.
The Board also considered information provided in quarterly performance materials for periods ended June 30, 2024 compared against the Benchmark. The Board observed that: (i) for the most recent one-year period ended June 30, 2024, each Fund underperformed the Benchmark; (ii) for the most recent three-year period ended June 30, 2024, every Fund other than the TrueShares Structured Outcome (January) ETF, TrueShares Structured Outcome (May) ETF, TrueShares Structured Outcome (June) ETF, and TrueShares Structured Outcome (August) ETF outperformed the Benchmark; and (iii) for the since-inception period ended June 30, 2024, all Funds underperformed the Benchmark. The Board observed, however, that for all Funds across all periods, returns were comparable to the Benchmark.
Cost of Services Provided and Profitability. The Board reviewed the management fee for each Fund, including in comparison to the management fee of its respective Peer Group as provided in the Barrington Report, as well as its respective Selected Peer Group.
The Board took into consideration that the Adviser charges a “unitary fee,” meaning the Funds pay no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred

56

TrueShares Structured Outcome ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY
AGREEMENT (Unaudited)(Continued)
tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser is responsible for compensating each Fund’s other service providers and, with the exception of the expenses noted above, paying each Fund’s other operating expenses out of its own fee and resources. The Board also evaluated whether the Adviser received any other compensation or fall-out benefits from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.
The Board noted that the management fee for each Fund was higher than the average and median of the Peer Group, but within the range of the Peer Group. The Board also considered that each Fund’s management fee was within the range of its respective Selected Peer Group, although at the top of the range.
Economies of Scale. The Board noted that it is not yet evident that any of the Funds have reached the size at which they have begun to realize economies of scale but acknowledged that breakpoints might be warranted if a Fund’s assets continue to grow and the implementation of breakpoints would generate benefits in excess of those generated by the Funds’ unitary fee structure. However, the Board determined that currently, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with such Fund’s respective shareholders. The Board stated that it would continue to monitor fees as the Funds grow and consider whether fee breakpoints may be warranted in the future.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreement; rather, the Board based its determination on the total mix of information available to it. At the September Meeting, based on consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable thereunder, was fair and reasonable with respect to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

57

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except those specified in the Funds’ Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent SAI.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	3/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	3/7/2025

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	3/7/2025

* Print the name and title of each signing officer under his or her signature